Expirations by Year for Federal and State Net Operating Loss Carryforwards (Detail) (Federal and state, USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Operating Loss Carryforwards [Line Items]
Net Operating Loss Carryforwards	$ 4,384
Expiration Year, 2020
Operating Loss Carryforwards [Line Items]
Net Operating Loss Carryforwards	58
Expiration Year, 2021
Operating Loss Carryforwards [Line Items]
Net Operating Loss Carryforwards	259
Expiration Year, 2022
Operating Loss Carryforwards [Line Items]
Net Operating Loss Carryforwards	64
Expiration Year, 2023
Operating Loss Carryforwards [Line Items]
Net Operating Loss Carryforwards	0
Expiration Year, 2024
Operating Loss Carryforwards [Line Items]
Net Operating Loss Carryforwards	1,091
Expiration Year, 2025
Operating Loss Carryforwards [Line Items]
Net Operating Loss Carryforwards	0
Expiration Year, 2026
Operating Loss Carryforwards [Line Items]
Net Operating Loss Carryforwards	0
Expiration Year, 2027
Operating Loss Carryforwards [Line Items]
Net Operating Loss Carryforwards	0
Expiration Year, 2028
Operating Loss Carryforwards [Line Items]
Net Operating Loss Carryforwards	0
Expiration Year, 2029
Operating Loss Carryforwards [Line Items]
Net Operating Loss Carryforwards	0
Expiration Year, 2031
Operating Loss Carryforwards [Line Items]
Net Operating Loss Carryforwards	$ 2,912